Trade Receivables, Net (Details) - Schedule of trade receivables, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade Receivables Net [Abstract]
Account receivable	$ 23,317	$ 24,087
Unbilled receivable	1,020	1,909
Checks collectible	405	82
Contracts in progress		12
Allowance for doubtful debt	(685)	(438)
Trade receivables, net	$ 24,057	$ 25,652